CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (1,624,157)	$ (1,457,722)	$ (961,034)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses	57,509	3,581	2,189
Amortization of discount on convertible notes	88,198	33,334	14,154
Amortization of intangible assets	11,694	4,849	23,826
Changes in fair value of convertible notes	87	472,877	(41,259)
Deferred income tax	(27,451)	(4,333)	(19,797)
Depreciation of property and equipment	169,067	116,783	54,902
Gain on disposal of subsidiaries	(62,115)	0	0
Gain on disposal of investments	0	(129)	(7,685)
Gain on re-measurement of equity interests	(3,003)	(4,500)	0
Impairment loss on intangible assets	5,713	0	5,166
Impairment loss on investments	61,238	1,155	3,416
Loss on debt extinguishment	24,400	0	0
Net foreign exchange differences	11,298	(292)	(10,230)
Prepaid licensing fees written-off	0	0	4,544
Share-based compensation	290,246	117,069	58,121
Share of results of equity investees	(721)	3,239	3,066
Unrealized loss on marketable securities	24,150	0	0
Others	3,550	1,891	2,589
Operating cash flows before changes in working capital	(970,297)	(712,198)	(868,032)
Inventories	(38,528)	11,762	(28,465)
Accounts receivable	(174,767)	(86,546)	(38,524)
Prepaid expenses and other assets	(527,139)	(214,926)	(159,025)
Amounts due from related parties	(10,897)	538	(3,306)
Operating lease right-of-use assets	(45,203)	(62,140)	0
Accounts payable	50,860	31,381	29,733
Accrued expenses and other payables	943,586	354,151	354,946
Advances from customers	92,851	34,263	2,727
Operating lease liabilities	46,352	70,901	0
Deferred revenue	1,162,399	637,214	204,161
Income tax payable	25,505	17,207	(75)
Amount due to related parties	1,146	(11,742)	10,640
Net cash (used in) generated from operating activities	555,868	69,865	(495,220)
Cash flows from investing activities
Purchase of property and equipment	(336,274)	(239,844)	(177,343)
Purchase of intangible assets	(20,780)	(7,254)	(1,142)
Purchase of investments	(219,548)	(118,462)	(69,641)
Proceeds from disposal of property and equipment	1,732	1,236	668
Proceeds from disposal of intangible assets	0	0	245
Proceeds from sale and maturity of investments	19,541	640	22,685
Distributions from investments	1,294	465	0
Acquisition of businesses, net of cash acquired	(92,190)	0	0
Disposal of subsidiaries, net of cash disposed	15,008	0	0
Change in loans receivable	(255,695)	0	0
Net cash used in investing activities	(886,912)	(363,219)	(224,528)
Cash flows from financing activities
Proceeds from issuance of convertible notes, net	1,141,362	1,138,500	564,938
Purchase of capped call	(135,700)	(97,060)	0
Proceeds from borrowings	1,224	868	2,055
Repayment of borrowings	(31,833)	(2,871)	(2,698)
Proceeds from issuance of ordinary shares, net	2,970,248	1,538,802	4,574
Transaction with non-controlling interests	(20,736)	0	(25,768)
Proceeds from partial disposal of a subsidiary without a loss in control	0	0	3,527
Contribution by non-controlling interest	4,631	1,356	0
Payments for exchange and conversion of convertible notes	(50,009)	0	0
Change in accrued expenses and other payables	(146,055)	0	0
Net cash generated from financing activities	3,733,132	2,579,595	546,628
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	80,727	25,025	(12,546)
Net (decrease) increase in cash, cash equivalents and restricted cash	3,482,815	2,311,266	(185,666)
Cash, cash equivalents and restricted cash at beginning of the year	3,570,578	1,259,312	1,444,978
Cash, cash equivalents and restricted cash at end of the year	7,053,393	3,570,578	1,259,312
Supplement disclosures of cash flow information:
Income taxes paid	(144,874)	(74,349)	(23,961)
Interest paid	(42,003)	(13,501)	(42,901)
Supplement disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other payables	1,834	(9,804)	7,579
Purchase of intangible assets included in accrued expenses and other payables	484	(422)	(444)
Purchase of property and equipment included in prepayments	(83,782)	3,851	(6,104)
Purchase of intangible assets included in prepayments	(6,638)	51	4,547
Conversion and exchange of convertible notes into ordinary shares	(464,930)	(1,080,112)	(48,975)
Acquisition of a subsidiary by conversion of convertible notes	72,000	0	0
Proceeds from disposal of a subsidiary included in prepaid expenses and other assets	12,870	0	0
Transfers of loans receivable to prepaid expenses and other assets	$ 8,830	$ 0	$ 0